UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Sec. Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	February 28, 2010

Date of reporting period:	November 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments • November 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)

	Chemicals (1.4%)
	Fertilizers & Agricultural Chemicals
19,454	Monsanto Co.	$1,570,911

	Construction Materials (0.6%)
	Construction Materials
13,171	Vulcan Materials Co.	638,530

	Containers & Packaging (1.5%)
	Metal & Glass Containers (1.5%)
15,243	Ball Corp.	753,157
18,862	Crown Holdings, Inc. (a)	474,757
9,079	Owens-Illinois, Inc. (a)	283,900
7,515	Pactiv Corp. (a)	182,990
		1,694,804
	Paper Packaging (0.0%)
1,256	Sonoco Products Co.	35,394
	Total Containers & Packaging	1,730,198

	Energy Equipment & Services (17.4%)
	Oil & Gas Drilling (4.8%)
11,419	Diamond Offshore Drilling, Inc.	1,136,647
13,995	ENSCO International, Inc.	615,780
7,825	Helmerich & Payne, Inc.	293,829
8,456	Nabors Industries Ltd. (Bermuda) (a)	174,616
32,963	Noble Corp. (Switzerland)	1,361,702
22,439	Transocean Ltd. (Switzerland)	1,916,066
		5,498,640
	Oil & Gas Equipment & Services (12.6%)
30,258	Baker Hughes, Inc.	1,232,711
91,940	Halliburton Co.	2,699,358
35,546	National Oilwell Varco, Inc. (a)	1,529,189
116,273	Schlumberger Ltd. (Netherlands Antilles)	7,428,682
15,572	Smith International, Inc.	423,247
70,021	Weatherford International Ltd. (Switzerland) (a)	1,169,351
		14,482,538
	Total Energy Equipment & Services	19,981,178

	Metals & Mining (13.2%)
	Aluminum (1.2%)
105,884	Alcoa, Inc.	1,325,668
	Diversified Metals & Mining (3.0%)
41,636	Freeport-McMoRan Copper & Gold, Inc. (a)	3,447,461
	Gold (9.0%)
8,066	Agnico-Eagle Mines Ltd. (Canada)	505,415
81,503	Barrick Gold Corp. (Canada)	3,479,363
64,254	Goldcorp, Inc. (Canada)	2,698,668
51,734	Kinross Gold Corp. (Canada)	1,035,715
44,041	Newmont Mining Corp.	2,362,359
16,694	Yamana Gold, Inc. (Canada)	222,531
		10,304,051
	Total Metals & Mining	15,077,180

	Oil, Gas & Consumable Fuels (63.0%)
	Coal & Consumable Fuels (9.0%)
43,079	Alpha Natural Resources, Inc. (a)	1,593,923
50,974	Arch Coal, Inc.	1,063,318
22,242	Cameco Corp. (Canada)	640,569

41,477	Consol Energy, Inc.	$1,904,624
55,003	Denison Mines Corp. (Canada) (a)	76,089
32,205	Massey Energy Co.	1,212,840
100,072	Patriot Coal Corp. (a)	1,225,882
58,867	Peabody Energy Corp.	2,617,227
		10,334,472
	Integrated Oil & Gas (24.2%)
98,335	Chevron Corp.	7,674,063
77,515	ConocoPhillips	4,012,952
121,569	Exxon Mobil Corp.	9,126,185
84,876	Occidental Petroleum Corp.	6,857,132
		27,670,332
	Oil & Gas Exploration & Production (19.3%)
39,678	Anadarko Petroleum Corp.	2,362,031
31,730	Apache Corp.	3,023,234
44,740	Canadian Natural Resources Ltd. (Canada)	3,003,844
33,112	Chesapeake Energy Corp.	792,039
43,544	Devon Energy Corp.	2,932,688
64,836	EnCana Corp. (Canada)	3,493,364
20,689	EOG Resources, Inc.	1,789,392
20,102	Nexen, Inc. (Canada)	476,417
6,279	Noble Energy, Inc.	409,705
6,330	Petrohawk Energy Corp. (a)	141,412
2,524	Range Resources Corp.	118,956
26,789	Southwestern Energy Co. (a)	1,177,645
30,294	Talisman Energy, Inc. (Canada)	528,933
1,410	Ultra Petroleum Corp. (Canada) (a)	66,256
42,338	XTO Energy, Inc.	1,796,825
		22,112,741
	Oil & Gas Refining & Marketing (3.6%)
35,994	Frontier Oil Corp.	415,011
17,789	Holly Corp.	452,730
40,620	Sunoco, Inc.	1,023,624
36,013	Tesoro Corp.	460,246
113,115	Valero Energy Corp.	1,797,397
		4,149,008
	Oil & Gas Storage & Transportation (6.9%)
220,665	El Paso Corp.	2,109,558
139,425	Spectra Energy Corp.	2,706,239
153,936	Williams Cos., Inc. (The)	3,061,787
		7,877,584
	Total Oil, Gas & Consumable Fuels	72,144,137

	Paper & Forest Products (2.8%)
	Forest Products (1.0%)
27,931	Weyerhaeuser Co.	1,087,633
	Paper Products (1.8%)
82,391	International Paper Co.	2,096,851
	Total Paper & Forest Products	3,184,484
	Total Common Stocks (Cost $76,986,770)	114,326,618

NUMBER OF SHARES (000)
Short-Term Investment (b) (0.0%)
Investment Company
42	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $41,731)	41,731

Total Investments (Cost $77,028,501) (c)	99.9%	114,368,349
Other Assets in Excess of Liabilities	0.1	144,562
Net Assets	100.0%	$114,512,911

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Natural Resource Development Securities Inc.

Notes to the Portfolio of Investments

11/30/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Chemicals	$1,570,911	$1,570,911	—	—
Construction Materials	638,530	638,530	—	—
Containers & Packaging	1,730,198	1,730,198	—	—
Energy Equipment & Services	19,981,178	19,981,178	—	—
Metals & Mining	15,077,180	15,077,180	—	—
Oil, Gas & Consumable Fuels	72,144,137	72,144,137	—	—
Paper & Forest Products	3,184,484	3,184,484	—	—
Total Common Stocks	114,326,618	114,326,618	—	—
Short-Term Investments - Investment Company	41,731	41,731	—	—
Total	$114,368,349	$114,368,349	—	—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors.  (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Sec. Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010